Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax
Deferred tax asset	$ 103,237	$ 71,413
Valuation allowance	(103,237)	(71,413)
Net deferred tax asset	$ 0	$ 0